SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Dividend yield	3.00%	0.00%
Expected volatility, Minimum	57.70%	63.30%
Expected volatility, Maximum	60.20%	65.30%
Risk-free interest rate	2.60%	2.10%
Expected forfeiture (employees)	0.00%	8.40%
Expected forfeiture (executives)	5.20%	5.20%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	0	2.7
Suboptimal exercise multiple (executives)	3.2	3.2